BUSINESS OVERVIEW AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Mar. 31, 2025
Business Overview And Basis Of Presentation
SCHEDULE OF COMPANY’S SUBSIDIARIES AND THE VIES

Description of subsidiaries incorporated and controlled by the Company

Name	Background		Effective ownership

Goal Success Limited, or Goal Success	●	British Virgin Islands company	100% owned by Dreamland
	●	Incorporated on July 25, 2024
	●	Issued and outstanding 1 ordinary share for USD 1
	●	Investment holding

Trendic International Limited, or TIL	●	Hong Kong company	100% owned by Goal Success
	●	Incorporated on April 11, 2016
	●	Issued and paid up Ordinary Shares without par value of 20,000 shares for HK$2,010,000
	●	Provision of design, merchandised sales and event management services.
	●	During the year, TIL also provided event services as event organizer.